Consolidated Statements of Cash Flows € in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Operating Activities
Net income (loss)	$ 1,686,000	$ 60,392,000	$ 54,669,000	$ 384,827,000	$ (171,548,000)
Adjustments to net cash provided by operating activities:
Depreciation and amortization	68,534,000	22,451,000	36,408,000	6,383,000	1,195,000
Amortization of acquired leases to rental revenue and expense	(10,365,000)	(1,363,000)	(2,352,000)	(65,000)	(188,000)
Amortization of deferred costs	2,192,000	1,426,000	1,991,000	175,000	3,719,000
Amortization of discount and other fees	(2,069,000)	(539,000)	(959,000)	(10,577,000)	(25,704,000)
Payment for lease inducement costs				(2,630,000)
Payment of capitalized tenant leasing costs	(3,001,000)	(77,000)	(77,000)		(61,000)
Amortization of lease inducement costs	183,000	132,000	175,000
Straight-line rent adjustment	(8,940,000)	(2,708,000)	(3,995,000)	(2,225,000)	(188,000)
Non-cash impairment charges		743,000	4,816,000	9,643,000	206,122,000
Gain on liquidation of non-controlling interest				(611,000)
Net gain on sale of properties and lease terminations					(15,915,000)
Net realized gain on loans					108,000
Net realized gain on disposal of Gramercy Finance				(389,140,000)
Net realized gain on sale of joint venture to director related entity				(1,317,000)
Realized loss on derivative instruments		3,300,000	3,300,000	115,000
Distributions received from joint ventures and equity investments	309,000	3,269,000	3,373,000	7,985,000
Equity in net (income) loss of joint ventures and equity investments	974,000	(1,856,000)	(1,959,000)	6,466,000	8,515,000
Net gain on disposal of properties	(593,000)
Gain from remeasurement of previously held joint ventures		(72,345,000)	(72,345,000)
Loss on extinguishment of debt		1,925,000	1,925,000
Share-based Compensation, Total	2,628,000	1,907,000	2,483,000	2,149,000	2,433,000
Amortization of stock-based compensation	2,628,000	1,907,000	2,483,000	2,149,000	2,433,000
Other non-cash adjustments	(49,000)
Provision for loan losses					(7,181,000)
Changes in operating assets and liabilities:
Restricted cash	(938,000)	(69,000)	(272,000)	(1,108,000)	412,000
Tenant and other receivables	(1,417,000)	5,323,000	4,983,000	588,000	(2,803,000)
Accrued interest	(30,000)	(145,000)	(155,000)	5,780,000	12,393,000
Other assets	11,864,000	(3,588,000)	(11,229,000)	13,710,000	(11,285,000)
Accounts payable, accrued expenses and other liabities	1,040,000	4,113,000	7,029,000	(2,362,000)	777,000
Deferred revenue	3,993,000	1,929,000	4,978,000	1,617,000	(518,000)
Net cash provided by operating activities	66,001,000	24,220,000	32,787,000	29,403,000	283,000
Investing Activities
Capital expenditures	(2,362,000)	(15,446,000)	(16,496,000)	(8,345,000)	(2,649,000)
Distribution received from joint ventures and equity investments		3,841,000	3,841,000	21,642,000	411,000
Proceeds from disposal of Gramercy Finance				6,291,000
Proceeds from sale of joint venture investment to a director related entity				8,275,000
Proceeds from sale of real estate	68,779,000				77,257,000
New loan investment originations and funded commitments					(19,295,000)
Principal collections on investments				34,990,000	254,789,000
Joint ventures and equity investments	(10,834,000)			(1,750,000)	(58,911,000)
Acquisition of real estate, net of cash acquired of $4,108, $0, and $0	(879,551,000)	(299,195,000)	(461,963,000)	(283,148,000)	(27,125,000)
Acquisition of Gramercy Europe Asset Management, net of cash acquired of $97 , $0, and $0			(3,658,000)
Restricted cash for tenant improvements	(6,908,000)	(114,000)	(326,000)
Proceeds from repayments of servicing advance receivable		7,428,000	7,428,000	5,953,000
Proceeds from loan syndications					15,300,000
Investment in commercial mortgage-backed securities					(535,000)
Change in restricted cash from investing activities					7,887,000
Deferred investment costs					1,159,000
Net cash provided by (used for) investing activities	(830,876,000)	(303,486,000)	(471,174,000)	(216,092,000)	248,288,000
Financing Activities
Repayment of collateralized debt obligations				(85,912,000)	(282,548,000)
Proceeds of sale of common stock	289,910,000	232,263,000	627,183,000	45,532,000	2,555,000
Proceeds from unsecured term loan	685,120,000	258,000,000	200,000,000
Proceeds from unsecured credit facility	10,120,000		75,000,000
Proceeds from secured credit faciliity			23,000,000	45,000,000
Repayment of secured credit facility			(68,000,000)
Repayment of unsecured credit facility	(315,000,000)	(68,000,000)	(75,000,000)
Proceeds from issuance of exchangeable senior notes		115,000,000	115,000,000
Proceeds from mortgage note payables				67,255,000
Offering costs	(12,121,000)	(11,591,000)	(28,381,000)
Payment of deferred financing costs	(4,602,000)	(8,339,000)	(8,457,000)	(3,546,000)
Repayment of mortgage notes payable	(4,049,000)	(204,451,000)	(205,392,000)	(771,000)
Proceeds from issuance of Series B shares		87,500,000	87,500,000
Issuance costs for Series B shares		(2,762,000)	(3,004,000)
Redemption of Series A shares		(89,279,000)	(89,279,000)
Preferred stock dividends paid	(4,676,000)	(41,459,000)	(43,814,000)
Common stock dividends paid	(31,537,000)	(6,571,000)	(10,792,000)
Proceeds from sale of repurchased bonds				34,364,000
Proceeds from exercise of stock options and employee purchase under employee share purchase plan	54,000		118,000
Contributions from noncontrolling interests in other partnerships	169,000
Distribution to non-controlling interest holders	(318,000)		(86,000)	(250,000)
Change in restricted cash from financing activities	(37,000)	(243,000)	(425,000)	22,948,000	(26,901,000)
Net cash provided by (used for) financing activities	602,913,000	260,068,000	595,171,000	124,620,000	(306,894,000)
Net (decrease) increase in cash and cash equivalents	(161,962,000)	(19,198,000)	156,784,000	(62,069,000)	(58,323,000)
Increase (decrease) in cash and cash equivalents related to foreign currency translation	1,000		(48,000)
Cash and cash equivalents at beginning of period	200,069,000	43,333,000	43,333,000	105,402,000	163,725,000
Cash and cash equivalents at end of period	38,108,000	24,135,000	200,069,000	43,333,000	105,402,000
Non-cash activity
Land acquired for consideration of a note payable				4,839,000
Consolidation of real estate investments joint venture interest and equity investment interests		106,294,000	106,294,000
Real estate acquired for units of noncontrolling interests in the operating partnership		22,670,000	22,670,000
Redemption of units of noncontrolling interest in operating partnership to common stock	(3,127,000)
Debt assumed in acquisition of real estate	153,877,000	45,607,000	45,607,000	53,889,000
Fair value adjustment to noncontrolling interest in the operating partnership	(1,390,000)		2,636,000
Common Stock issued for the acquisition of Gramercy Europe Asset Management			652,000
Supplemental cash flow disclosures
Interest paid	22,388,000	8,058,000	12,096,000	17,902,000	67,110,000
Income taxes paid	1,238,000	$ 1,562,000	$ 1,565,000	$ 9,237,000	$ 5,624,000
Proceeds from 1031 exchange transactions	8,619,000
Use of funds from 1031 exchanges for acquisitions of real estate	$ (8,619,000)